Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Significant Accounting Policies [Abstract]
Schedule of significant subsidiaries consolidated
			Proportion of ownership interest held
		Country of	June 30,	June 30,	Mineral
Name of subsidiaries	Principal activity	incorporation	2022	2021	properties
New Pacific Offshore Inc.	Holding company	BVI (i)	100%	100%
SKN Nickel & Platinum Ltd.	Holding company	BVI	100%	100%
Glory Metals Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Andes Corp. Limited	Holding company	Hong Kong	100%	100%
Fortress Mining Inc.	Holding company	BVI	100%	100%
Minera Alcira S.A.	Mining company	Bolivia	100%	100%	Silver Sand
NPM Minerales S.A.	Mining company	Bolivia	100%	100%
Colquehuasi S.R.L.	Mining company	Bolivia	100%	100%	Silverstrike
Minera Hastings S.R.L.	Mining company	Bolivia	100%	100%	Carangas
Qinghai Found Mining Co., Ltd.	Mining company	China	82%	82%	RZY
(i) British Virgin Islands (“BVI”)

Schedule of estimated useful lives
Land	Not depreciated
Buildings	20 Years
Machinery	5 Years

Motor vehicles	5 Years
Office equipment and furniture	5 Years
Computer software	5 Years